UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number: 028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

/s/ Janice Bennett               New York, New York         November 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           72

Form 13F Information Table Value Total:     179,068 (in thousands)



List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                           FORM 13F INFORMATION TABLE
                               September 30, 2007

       COLUMN 1                 COLUMN 2        COLUMN 3   COLUMN 4  COLUMN 5       COLUMN 6  COLUMN 7  COLUMN 8

                                                          VALUE   SHRS/   SH/ PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000) PRN AMT PRN CALL DISCRETION  MANAGERS  SOLE SHARED   NONE
3M CO                           COM             88579Y101   1,540  16,459           SOLE         NONE      0      0   16,459
AFLAC INC                       COM             001055102   5,797 101,627           SOLE         NONE      0      0  101,627
ALTRIA GROUP INC                COM             02209S103   4,276  61,500           SOLE         NONE      0      0   61,500
AMERICAN EXPRESS CO             COM             025816109   5,752  96,885           SOLE         NONE      0      0   96,885
AMERICAN INTL GROUP INC         COM             026874107   5,437  80,366           SOLE         NONE      0      0   80,366
AT&T INC                        COM             00206R102   4,275 101,050           SOLE         NONE      0      0  101,050
BANK OF AMERICA CORPORATION     COM             060505104     217   4,316           SOLE         NONE      0      0    4,316
BANK OF NEW YORK MELLON CORP    COM             064058100     801  18,153           SOLE         NONE      0      0   18,153
BANKRATE INC                    COM             06646V108   1,859  40,300           SOLE         NONE      0      0   40,300
BELO CORP                       COM SER A       080555105     833  48,000           SOLE         NONE      0      0   48,000
BERKSHIRE HATHAWAY INC DEL      CL A            084670108   1,541      13           SOLE         NONE      0      0       13
BERKSHIRE HATHAWAY INC DEL      CL B            084670207   2,968     751           SOLE         NONE      0      0      751
BP PLC                          SPONSORED ADR   055622104   3,484  50,235           SOLE         NONE      0      0   50,235
BRIGGS & STRATTON CORP          COM             109043109     476  18,911           SOLE         NONE      0      0   18,911
BRISTOL MYERS SQUIBB CO         COM             110122108     387  13,421           SOLE         NONE      0      0   13,421
BURLINGTON NORTHN SANTA FE C    COM             12189T104     649   8,000           SOLE         NONE      0      0    8,000
CARNIVAL CORP                   PAIRED CTF      143658300   4,583  94,630           SOLE         NONE      0      0   94,630
CATERPILLAR INC DEL             COM             149123101   3,647  46,496           SOLE         NONE      0      0   46,496
CBS CORP NEW                    CL B            124857202   1,643  52,155           SOLE         NONE      0      0   52,155
CHEVRON CORP NEW                COM             166764100   4,841  51,733           SOLE         NONE      0      0   51,733
CHUBB CORP                      COM             171232101   4,937  92,044           SOLE         NONE      0      0   92,044
CISCO SYS INC                   COM             17275R102     401  12,103           SOLE         NONE      0      0   12,103
CITIGROUP INC                   COM             172967101   5,155 110,450           SOLE         NONE      0      0  110,450
COCA COLA CO                    COM             191216100   1,181  20,557           SOLE         NONE      0      0   20,557
COMCAST CORP NEW                CL A            20030N101     580  23,987           SOLE         NONE      0      0   23,987
CONOCOPHILLIPS                  COM             20825C104   1,561  17,788           SOLE         NONE      0      0   17,788
COVIDIEN LTD                    COM             G2552X108   1,699  40,939           SOLE         NONE      0      0   40,939
DEERE & CO                      COM             244199105   4,853  32,700           SOLE         NONE      0      0   32,700
DEVON ENERGY CORP NEW           COM             25179M103   1,165  14,000           SOLE         NONE      0      0   14,000
DISCOVER FINL SVCS              COM             254709108     268  12,865           SOLE         NONE      0      0   12,865
DOVER CORP                      COM             260003108   3,799  74,561           SOLE         NONE      0      0   74,561
DOW CHEM CO                     COM             260543103     284   6,600           SOLE         NONE      0      0    6,600
DU PONT E I DE NEMOURS & CO     COM             263534109     202   4,068           SOLE         NONE      0      0    4,068
EMERSON ELEC CO                 COM             291011104     425   7,978           SOLE         NONE      0      0    7,978
EXXON MOBIL CORP                COM             30231G102  18,973 204,981           SOLE         NONE      0      0  204,981
GEMSTAR-TV GUIDE INTL INC       COM             36866W106     401  57,651           SOLE         NONE      0      0   57,651
GENERAL ELECTRIC CO             COM             369604103   6,692 161,650           SOLE         NONE      0      0  161,650
INTEL CORP                      COM             458140100     238   9,200           SOLE         NONE      0      0    9,200
INTERNATIONAL BUSINESS MACHS    COM             459200101     371   3,150           SOLE         NONE      0      0    3,150
JOHNSON & JOHNSON               COM             478160104   2,300  35,014           SOLE         NONE      0      0   35,014
KRAFT FOODS INC                 CL A            50075N104   1,181  34,225           SOLE         NONE      0      0   34,225
LEHMAN BROS HLDGS INC           COM             524908100     907  14,700           SOLE         NONE      0      0   14,700
LOEWS CORP                      COM             540424108     271   5,600           SOLE         NONE      0      0    5,600
MERCK & CO INC                  COM             589331107   2,180  42,170           SOLE         NONE      0      0   42,170
MICROSOFT CORP                  COM             594918104     219   7,434           SOLE         NONE      0      0    7,434
MORGAN STANLEY                  COM NEW         617446448   1,741  27,634           SOLE         NONE      0      0   27,634
MOTOROLA INC                    COM             620076109     192  10,368           SOLE         NONE      0      0   10,368
NEWS CORP                       CL B            65248E203   2,638 112,800           SOLE         NONE      0      0  112,800
NORTHERN TR CORP                COM             665859104   1,564  23,600           SOLE         NONE      0      0   23,600
NUCOR CORP                      COM             670346105     238   4,000           SOLE         NONE      0      0    4,000
PEPSICO INC                     COM             713448108     912  12,455           SOLE         NONE      0      0   12,455
PFIZER INC                      COM             717081103   3,288 134,581           SOLE         NONE      0      0  134,581
POTASH CORP SASK INC            COM             73755L107  10,062  95,195           SOLE         NONE      0      0   95,195
PROCTER & GAMBLE CO             COM             742718109   5,020  71,368           SOLE         NONE      0      0   71,368
QUALCOMM INC                    COM             747525103     592  14,000           SOLE         NONE      0      0   14,000
REGIS CORP MINN                 COM             758932107   5,481 171,778           SOLE         NONE      0      0  171,778
ROYAL DUTCH SHELL PLC           SPONS ADR A     780259206   4,107  49,980           SOLE         NONE      0      0   49,980
SALESFORCE COM INC              COM             79466L302     229   4,458           SOLE         NONE      0      0    4,458
SCHLUMBERGER LTD                COM             806857108   5,719  54,464           SOLE         NONE      0      0   54,464
SIGMA ALDRICH CORP              COM             826552101   6,111 125,370           SOLE         NONE      0      0  125,370
STATE STR CORP                  COM             857477103     423   6,200           SOLE         NONE      0      0    6,200
TIME WARNER INC                 COM             887317105   3,277 178,484           SOLE         NONE      0      0  178,484
TYCO INTL LTD BERMUDA           SHS             G9143X208   1,806  40,739           SOLE         NONE      0      0   40,739
US BANCORP DEL                  COM NEW         902973304     523  16,063           SOLE         NONE      0      0   16,063
UNITED TECHNOLOGIES CORP        COM             913017109     354   4,400           SOLE         NONE      0      0    4,400
VERIZON COMMUNICATIONS          COM             92343V104     508  11,466           SOLE         NONE      0      0   11,466
VIACOM INC NEW                  CL B            92553P201   2,001  51,354           SOLE         NONE      0      0   51,354
VODAFONE GROUP PLC NEW          SPONS ADR NEW   92857W209     665  18,321           SOLE         NONE      0      0   18,321
WACHOVIA CORP NEW               COM             929903102     597  11,900           SOLE         NONE      0      0   11,900
WELLS FARGO & CO NEW            COM             949746101   1,397  39,222           SOLE         NONE      0      0   39,222
WILMINGTON TRUST CORP           COM             971807102   4,112 105,715           SOLE         NONE      0      0  105,715
WYETH                           COM             983024100     262   5,900           SOLE         NONE      0      0    5,900
                                                          179,068


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